Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt Outstanding
Debt outstanding consisted of the following (in millions):

		Predecessor
	Maturity Date	December 31, 2020
Term Loan	May 1, 2024	$634
Term Loan, Amended	October 31, 2026	1,976
Secured Senior Notes	June 1, 2025	300
Unsecured Senior Notes	June 1, 2025	1,230
$24m Revolving Credit Facility	May 1, 2022	—
$226m Revolving Credit Facility, Amended	October 31, 2024	—
Other	December 31, 2021	10

Total gross debt		4,150
Less: term loan and senior note financing fees and premium, net		(72)

Total debt, net		4,078
Less: current portion of long term debt, net		(37)

Total long term debt, net		$4,041

		Successor
	Maturity Date	December 31, 2021
Term Loan	May 1, 2024	$72
Term Loan, Amended	October 31, 2026	1,958
Term Loan, Third Incremental (1)	August 31, 2028	517
Secured Senior Notes	June 1, 2025	314
$294m Revolving Credit Facility, Amended	August 31, 2026	—
Other	June 30, 2022	7

Total debt, net		2,868
Less: current portion of long-term debt, net		(38)

Total long-term debt, net		$2,830

(1)	The net balance for the Third Incremental Term Loan includes unamortized debt issuance costs of $6 million.

Schedule of Aggregate Contractual Principal Payments	Aggregate contractual principal payments as of December 31, 2021 are as follows (in millions):

2022	$38
2023	32
2024	84
2025	325
2026	1,882
Thereafter	497

Total payments	$2,858